Supplemental Condensed Consolidating Financial Information - Condensed Statements of Comprehensive Income (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	$ 31	$ (394)	$ (169)	$ (258)
Comprehensive income (loss) attributable to noncontrolling interests	(1)	(6)	4	(7)
Comprehensive income (loss) attributable to CNH Industrial N.V.	32	(388)	(173)	(251)
CNH Industrial N.V. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	33	(388)	(172)	(251)
Comprehensive income (loss) attributable to CNH Industrial N.V.	33	(388)	(172)	(251)
Case New Holland Industrial Inc. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(4)	(22)	138	108
Comprehensive income (loss) attributable to CNH Industrial N.V.	(4)	(22)	138	108
Guarantor Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	166	32	560	318
Comprehensive income (loss) attributable to CNH Industrial N.V.	166	32	560	318
All Other Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	77	(589)	(5)	(770)
Comprehensive income (loss) attributable to noncontrolling interests	(1)	(6)	4	(7)
Comprehensive income (loss) attributable to CNH Industrial N.V.	78	(583)	(9)	(763)
Eliminations [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(241)	573	(690)	337
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ (241)	$ 573	$ (690)	$ 337